Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consisted of the following:

	September 30,	December 31,
	2021	2020
Finished goods	$319,335	$201,778
Work in progress	2,595	4,231
Raw materials	237,705	214,145
Allowance for excess & obsolete inventory	(79,281)	(93,045)
Inventory, net	$480,354	$327,109

Inventory consisted of the following:

	As of December 31,
	2020	2019
Finished goods	$201,778	$1,041,369
Work in progress	4,231	3,851
Raw materials	214,145	257,399
Allowance for excess & obsolete inventory	(93,045)	(71,376)
Inventory, net	$327,109	$1,231,243